Tender Offer to Purchase for Cash any and all of the Group 1 Any and All Notes (Detail) $ in Millions	Apr. 04, 2016 USD ($)
Verizon Communications Inc | 2.50% Notes due 2016
Debt Instrument [Line Items]
Interest Rate	2.50%
Debt instrument maturity date	2016
Principal Amount Outstanding	$ 2,182
Purchase Price	1,007.60	[1]
Principal Amount Purchased	$ 1,272
Verizon Communications Inc | 2.0% Notes due 2016
Debt Instrument [Line Items]
Interest Rate	2.00%
Debt instrument maturity date	2016
Principal Amount Outstanding	$ 1,250
Purchase Price	1,007.20	[1]
Principal Amount Purchased	$ 731
Verizon Communications Inc | 6.35% Notes due 2019
Debt Instrument [Line Items]
Interest Rate	6.35%
Debt instrument maturity date	2019
Principal Amount Outstanding	$ 1,750
Purchase Price	1,133.32	[1]
Principal Amount Purchased	$ 970
Tender Offer to Purchase for Cash Any and All of the Group 1 Any and All Notes
Debt Instrument [Line Items]
Principal Amount Purchased	$ 2,973

[1]	Per $1,000 principal amount of notes tendered and not withdrawn prior to early expiration